Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Floor price	$ 5.00
Description of conversion of preferred shares to common shares	Each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX.
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance	6,095,201	7,525,296
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance	39,947,147	39,947,147
Common shares [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation	10,000,000	5,000,000
Number of shares issued		4,821,184
Common shares [member] | Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount for shares issued from treasury		2.00%
Number of shares issued		4,821,184
Number of shares purchased	1,995,353	504,873
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation	10,000,000	5,000,000
Normal course issuer bid [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation	20,000,000